CONCENTRATIONS - Concentrations of credit risk (Details)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)
Concentration Risk [Line Items]
Cash, cash equivalents and restricted cash balances	$ 29,810,412		$ 30,843,641	$ 18,970,381	$ 6,923,495
China
Concentration Risk [Line Items]
Insurance covered for balances at financial institutions and banks	76,000	¥ 500,000
Maximum limit for balances with banks covered under insurance | ¥		¥ 500,000
Cash, cash equivalents and restricted cash balances	29,809,820		30,785,880
Insurance not covered on cash balances	$ 29,623,655		$ 30,410,346